Financial Risks - Disclosure of Foreign Exchange Rates (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 20,505	€ 19,200
AA [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	9,150	13,379
A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	11,041	5,242
Below A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	30	24
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 284	€ 555